Stock Based Compensation Plans (Stock Option Rollforward) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, Weighted-average exercise price of shares		$ 55.42	$ 56.21
PNC [Member] | Total Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	5
Granted	0	0	0
Exercised	(2)
Cancelled
Outstanding, ending balance	3	5
Exercisable, Shares	3
Weighted-average exercise price, beginning of period	$ 55.5
Weighted-average exercise price, exercised	56.43
Weighted-average exercise price, end of period	55.16	$ 55.5
Exercisable, Weighted-average exercise price of shares	$ 55.16
Outstanding, Weighted-average Remaining Contractual Life	2 years 8 months
Exercisable, Weighted-average Remaining Contractual Life	2 years 8 months
Outstanding, Aggregate Intrinsic Value	$ 181
Exercisable, Aggregate Intrinsic Value	$ 181